Unsecured Debt - Scheduled Annual Maturities of Debt (Details) - USD ($) $ in Millions	Nov. 30, 2016	Nov. 30, 2015
Debt Disclosure [Line Items]
Debt maturities in 2017	$ 1,097
Debt maturities in 2018	2,071
Debt maturities in 2019	1,595
Debt maturities in 2020	1,303
Debt maturities in 2021	1,082
Debt maturities thereafter	2,306
Total	9,454	$ 8,787
Short-term borrowings
Debt Disclosure [Line Items]
Debt maturities in 2017	457
Total	457
Long-term debt
Debt Disclosure [Line Items]
Debt maturities in 2017	640
Debt maturities in 2018	2,071
Debt maturities in 2019	1,595
Debt maturities in 2020	1,303
Debt maturities in 2021	1,082
Debt maturities thereafter	2,306
Total	$ 8,997